Income taxes (Tables)	12 Months Ended
Mar. 31, 2020
Components of Income Before Income Taxes
The components of income before income taxes comprise the following:

	Yen in millions
	For the years ended March 31,
	2018	2019	2020
Income before income taxes:
Parent company and domestic subsidiaries	1,880,971	1,552,975	1,704,397
Foreign subsidiaries	739,458	732,490	850,210

	2,620,429	2,285,465	2,554,607

Provision for Income Taxes
The provision for income taxes consists of the following:

	Yen in millions
	For the years ended March 31,
	2018	2019	2020
Current income tax expense:
Parent company and domestic subsidiaries	565,998	599,521	483,087
Foreign subsidiaries	176,369	147,017	8,196

Total current	742,367	746,538	491,283

Deferred income tax expense (benefit):
Parent company and domestic subsidiaries	45,097	(110,608)	45,739
Foreign subsidiaries	(283,058)	24,014	146,408

Total deferred	(237,961)	(86,594)	192,147

Total provision	504,406	659,944	683,430

Reconciliation of Differences Between Statutory Tax Rate and Effective Income Tax Rate	Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	For the years ended March 31,
	2018	2019	2020
Statutory tax rate	31.1%	30.9%	30.9%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	0.4	0.4	0.4
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	1.1	1.2	1.0
Deferred tax liabilities on undistributed earnings of affiliated companies accounted for by the equity method	3.8	3.1	1.7
Valuation allowance	(2.0)	0.2	0.5
Tax credits	(4.3)	(5.3)	(4.9)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(1.5)	(2.3)	(2.7)
Unrecognized tax benefits adjustments	0.2	(0.1)	(0.4)
Revision to reduce deferred tax assets and liabilities at the fiscal year-end due to changes in tax rates	—	—	—
Effect of the Tax Cuts and Jobs Act of 2017 of the United States	(9.5)	—	—
Other	(0.1)	0.8	0.3

Effective income tax rate	19.2%	28.9%	26.8%

Components of Deferred Tax Assets and Liabilities
Significant components of deferred tax a
ss
ets and liabilities are as follows:

	Yen in millions
	March 31,
	2019	2020
Deferred tax assets
Accrued pension and severance costs	256,478	277,528
Accrued expenses and liabilities for quality assurances	664,950	601,108
Other accrued employees’ compensation	121,024	118,961
Operating loss carryforwards for tax purposes	364,220	55,918
Allowance for doubtful accounts and credit losses	69,049	73,620
Property, plant and equipment and other assets	266,866	282,136
Other	338,744	268,040

Gross deferred tax assets	2,081,331	1,677,311
Less - Valuation allowance	(93,599)	(110,642)

Total deferred tax assets	1,987,732	1,566,669

Deferred tax liabilities
Unrealized gains on securities, net	(493,052)	(421,846)
Undistributed earnings of foreign subsidiaries	(25,972)	(24,808)
Undistributed earnings of affiliated companies accounted for by the equity method	(836,860)	(952,660)
Basis difference of acquired assets	(29,116)	(29,756)
Lease transactions	(946,128)	(739,911)
Other	(169,583)	(86,072)

Gross deferred tax liabilities	(2,500,711)	(2,255,053)

Net deferred tax liability	(512,979)	(688,384)

The deferred tax assets and liabilities above that comprise the net deferred tax liability are included in the consolidated balance sheets as follows:

	Yen in millions
	March 31,
	2019	2020
Deferred tax assets
Investments and other assets - Other	501,872	354,785
Deferred tax liabilities
Deferred income taxes (Long-term liabilities)	(1,014,851)	(1,043,169)

Net deferred tax liability	(512,979)	(688,384)

Net Changes in Total Valuation Allowance for Deferred Tax Assets	The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2018, 2019 and 2020 consist of the following:

	Yen in millions
	For the years ended March 31,
	2018	2019	2020
Valuation allowance at beginning of year	146,623	93,814	93,599
Additions	16,106	13,967	27,629
Deductions	(74,435)	(9,801)	(6,089)
Other	5,520	(4,381)	(4,497)

Valuation allowance at end of year	93,814	93,599	110,642

Summary of Gross Unrecognized Tax Benefits Changes
A summary of the gross unrecognized tax benefits changes for the years ended March 31, 2018, 2019 and 2020 is as follows:

	Yen in millions
	For the years ended March 31,
	2018	2019	2020
Balance at beginning of year	21,553	21,564	17,268
Additions based on tax positions related to the current year	612	1,212	2,199
Additions for tax positions of prior years	13,954	1,304	127
Reductions for tax positions of prior years	(13,217)	(819)	(9,586)
Reductions for tax positions related to lapse of statute of limitations	—	—	—
Reductions for settlements	(26)	(6,696)	(298)
Other	(1,312)	703	(1,363)

Balance at end of year	21,564	17,268	8,347